Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The Company determined that the conversion feature embedded within the Power Up Series C Preferred shares that reached maturity in 2018 in the amount of $78,000 is a financial derivative. The Generally Accepted Accounting Principles (GAAP) required that the Company’s embedded conversion option be accounted for at fair value. The following schedule shows the change in fair value of the derivative liabilities by December 31, 2018:

Description	Amount
Purchase price of the convertible debenture	$78,000
Valuation premium on note during 2018	3,152
Balance of derivative liability net of discount on the notes (See Consolidated Balance sheet liabilities)	$74,848

Derivative calculations and presentations on the Statement of Operations
Loss on note issuance	$(36,230
Change in Derivative (Gain) Loss	61,251
Derivative Finance fees	(33,018
Gain (loss) on extinguishment of debt	(410,157)
Derivative valuation and expense charged to operations in 2018 (See Consolidated Statement of Operations)	$(418,154)